UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21455

Dreman/Claymore Dividend & Income Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date	of fiscal year end: October 31

Date	of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Dreman/Claymore Dividend & Income Fund

Portfolio of Investments | July 31, 2006 (unaudited)

Number of Shares		Value
	Long-Term Investments - 138.5%
	Common Stocks - 100.7%
	Consumer Discretionary - 0.2%
123,700	Regal Entertainment Group - Class A	$2,431,942

	Consumer Staples - 28.7%
2,037,500	Altria Group, Inc. (a)	162,938,875
183,200	Reynolds American, Inc.	23,226,096
166,800	Universal Corp.	5,891,376
2,096,500	UST, Inc. (a)	105,978,075
333,000	Vector Group Ltd.	5,391,270

		303,425,692

	Energy - 20.4%
489,403	Advantage Energy Income (Canada)	8,050,679
152,700	ARC Energy Trust, Units (Canada)	4,550,460
192,500	Bonavista Energy Trust (Canada)	6,481,475
188,600	BP Prudhoe Bay Royalty Trust	16,577,940
530,600	Chevron Corp.	34,902,868
686,200	ConocoPhillips	47,100,768
347,400	Crescent Point Energy Trust (Canada)	7,059,168
336,000	Devon Energy Corp.	21,719,040
100,000	Double Hull Tankers, Inc. (Channel Islands)	1,468,000
92,800	Enerplus Resources Fund (Canada)	5,339,712
654,300	Fairborne Energy Trust (Canada)	8,695,647
100,000	Focus Energy Trust (Canada)	2,178,000
325,000	Harvest Energy Trust (Canada)	9,681,750
131,500	Pengrowth Energy Trust - Class A (Canada)	2,942,970
685,000	Penn West Energy Trust (Canada)	27,557,550
150,800	San Juan Basin Royalty Trust	6,089,304
50,000	Vermilion Energy Trust (Canada)	1,577,500
240,400	Williams Coal Seam Gas Royalty Trust	4,029,104

		216,001,935

	Financials - 30.4%
165,000	American Home Mortgage Investment Corp.	5,761,800
180,900	American International Group, Inc. (a)	10,975,203
107,400	Apollo Investment Corp.	2,070,672
540,000	Bank of America Corp. (a)	27,826,200
100,000	Crystal River Capital, Inc. (b)	2,219,000
1,037,100	Fannie Mae (a)	49,687,461
220,500	Fieldstone Investment Corp.	1,995,525
857,500	Freddie Mac (a)	49,614,950
163,900	Jer Investors Trust, Inc.	2,540,450
724,800	KeyCorp	26,745,120
177,900	KKR Financial Corp.	4,120,164
394,100	Luminent Mortgage Capital, Inc.	3,803,065
486,400	MFA Mortgage Investments, Inc.	3,336,704
282,100	Newcastle Investment Corp.	7,247,149
525,600	Novastar Financial, Inc. (a)	18,191,016
233,600	PNC Financial Services Group	16,548,224
415,000	Regions Financial Corp.	15,060,350
448,600	U.S. Bancorp	14,355,200
65,000	Wachovia Corp. (a)	3,485,950
1,232,800	Washington Mutual, Inc. (a)	55,106,160

		320,690,363

	Healthcare - 12.1%
1,135,000	Bristol-Myers Squibb Co. (a)	27,205,950
1,846,300	Merck & Co., Inc. (a)	74,350,501
846,000	Pfizer, Inc.	21,987,540
88,000	UnitedHealth Group, Inc.	4,209,040

		127,753,031

	Industrials - 0.1%
56,800	Eagle Bulk Shipping, Inc. (Marshall Island)	802,584

	Telecommunications - 3.4%
107,000	Alaska Communications Systems Group, Inc.	1,325,730
1,140,000	AT&T, Inc.	34,188,600

		35,514,330

	Utilities - 5.4%
118,300	Ameren Corp.	6,092,450
95,400	Consolidated Edison, Inc.	4,471,398
361,900	Empire District Electric Co.	8,059,513
317,200	Great Plains Energy, Inc.	9,303,476
324,700	Peoples Energy Corp.	13,705,587
345,600	Progress Energy, Inc.	15,050,880
274,380	Star Gas Partners, LP (b)	685,950

		57,369,254

	Total Common Stocks (Cost $897,781,962)	1,063,989,131

	Preferred Stocks - 30.5%
	Consumer Discretionary - 0.2%
81,250	Red Lion Hotels Capital Trust, 9.500%	2,153,125

	Consumer Staples - 2.7%
40,000	Dairy Farmers of America, 7.875% (c)	3,861,252
25,000	Universal Corp., 6.750%	24,409,375

		28,270,627

	Financials - 26.2%
58,000	Abbey National PLC, Series B, 7.375% (United Kingdom)	1,505,680
7,000,000	Abbey National Capital Trust I, 8.963% (d)	8,810,060
200,000	ABN AMRO Capital Fund Trust VII, 6.080%	4,702,000
200,000	Affordable Residential, Series A, 8.250%	4,770,000
700,000	AmerUs Group Co., 7.250%	18,389,000
240,000	Arch Capital Group, Ltd., 8.000% (Bermuda)	6,069,600
218,100	Axis Capital Holdings Ltd., Series A, 7.250% (Bermuda)	5,452,500
80,000	Banco Santander, Series 1, 6.410% (Spain)	1,990,400
10,000,000	Barclays Bank PLC, 8.550% (United Kingdom) (c) (d)	11,117,250
11,000,000	CA Preferred Funding Trust, 7.000%	11,017,281
189,300	Chevy Chase Bank, Series C, 8.000%	5,205,750
310,000	CIT Group, Inc., Series A, 6.350%	7,812,000
1,000	Doral Financial Corp., Series B, 8.350% (Puerto Rico)	20,800
8,660	Doral Financial Corp., Series C, 7.250% (Puerto Rico)	155,447
412,000	Endurance Specialty Holdings, Ltd., 7.750% (Bermuda)	9,862,250
200,000	Fannie Mae, Series E, 5.100%	8,268,760
80,000	Fannie Mae, Series O, 7.625% (d)	4,320,000
50,000	Franklin Bank, Series A, 7.500%	1,251,500
100,000	Freddie Mac, 5.810%	4,750,000
25,000	Freddie Mac, 6.420%	1,271,875
80,000	Goldman Sachs Group, Inc., 6.200%	1,992,800
100,000	HSBC Holdings PLC, Series A, 6.200% (United Kingdom)	2,410,000
12,840,000	HSBC Capital Funding LP, 9.547% (Channel Islands) (c) (d)	14,472,593
7,042,000	HSBC Capital Funding LP, 10.176% (Channel Islands) (c) (d)	9,884,370
140,500	Lehman Brothers Holdings, Inc., Series F, 6.500%	3,605,230
2,000,000	Lloyds TSB Bank PLC, 6.900% (United Kingdom)	1,997,500
80,000	LTC Properties, Inc., Series F, 8.000%	2,012,000
50,000	MetLife, Inc., Series B, 6.500%	1,259,500
100,000	Morgan Stanley, Series A, 6.186% (d)	2,568,000
17,800	New Century Financial, 9.125%	436,100
21,000	Novastar Financial, Inc., Series C, 8.900%	518,070
245,000	Odyssey Re Holdings Corp., Series A, 8.125%	6,247,500
13,354,000	Old Mutual Capital Funding, 8.000% (Channel Islands)	13,805,365
400,000	OMEGA Healthcare, Series D, 8.375%	10,296,000
31,000,000	Prudential PLC, 6.500% (United Kingdom)	29,320,668
400,000	Quanta Capital Holdings, 10.250% (Bermuda)	6,842,000
6,400,000	RBS Capital Trust, Series B, 6.800%	6,386,067
5,750,000	Royal Bank Of Scotland Group PLC, 7.648% (United Kingdom) (d)	6,348,052
12,000,000	Royal Bank Of Scotland Group PLC, Series 1, 9.118% (United Kingdom)	13,274,424
600,000	Scottish Re Group Ltd., 7.250% (Cayman Islands) (d)	7,716,000
16,775,000	UBS Preferred Fund, 8.622% (d)	18,473,536

		276,607,928

	Utilities - 1.4%
80,000	Alabama Power Co., 5.300%	1,890,400
120,000	PPL Electric Utilities Corp., 6.250%	2,958,756
385,500	Southern Union Co., 7.550%	10,239,844

		15,089,000

	Total Preferred Stocks (Cost $344,812,684)	322,120,680

	Convertible Preferred Stocks - 4.4%
	Financials - 4.4%
505	Fannie Mae, 5.375% (Cost $49,831,000)	46,887,422

	Investment Companies - 1.7%
116,000	Cohen & Steers REIT and Preferred Income Fund	3,245,680
246,200	Evergreen Income Advantage Fund	3,436,952
222,600	Hyperion Total Return Fund	1,972,236
190,000	Nuveen Preferred and Convertible Income Fund II	2,428,200
161,200	Nuveen Quality Preferred Income Fund II	2,308,384
272,200	Pioneer High Income Trust	4,714,504

	Total Investment Companies (Cost $18,999,070)	18,105,956

Principal Amount
	Corporate Bonds - 0.8%
	Financials - 0.8%
$2,000,000	Preferred Term Securities XI Ltd., NR
	Zero Coupon, 9/24/33 (c)	1,657,500
3,000,000	Preferred Term Securities XIX Ltd., NR
	Zero Coupon, 12/22/35 (c)	2,736,000
2,000,000	Preferred Term Securities XX Ltd., NR
	Zero Coupon, 3/22/38 (c)	1,878,000
2,000,000	Preferred Term Securities XXI Ltd., NR
	Zero Coupon, 3/22/38	2,000,000

	Total Corporate Bonds (Cost $8,910,000)	8,271,500

Number of Shares
	Master Limited Partnership - 0.4%
	Energy - 0.4%
4,000,000	Kodiak MLP (e) (Cost $3,980,000)	3,965,903

	Total Long-Term Investments - 138.5% (Cost $1,324,314,716)	1,463,340,592

	Short-Term Investments - 1.2%
	Money Market Fund - 1.2%
12,902,843	JP Morgan Prime Money Market Fund (Cost $12,902,843)	12,902,843

	Total Investments - 139.7% (Cost $1,337,217,559)	1,476,243,435
	Other Assets in excess of Liabilities - 0.5%	5,123,201
	Preferred Shares, at Liquidation Value -( -40.2% of Net Assets Available to Common Shares or -28.8% of Total Investments)	(425,000,000)

	Net Assets Applicable to Common Shares - 100.0%	$1,056,366,636

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	All or a portion of these securities have been physically segregated in connection with a swap agreement and open futures contracts.

(b)	Non-income producing security.

(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to 4.3% of net assets.

(d)	Floating or variable rate security.

(e)	Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $3,965,903 which represents 0.4% of Net Assets Applicable to Common Shares.

Ratings shown are per Standard & Poor’s and are unaudited; securities classified NR are not rated by Standard & Poor’s.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shares unless otherwise noted.

See previously submitted notes to financial statements for the period ending April 30, 2006.

See previously submitted notes to financial statements for the period ending April 30, 2006.

At July 31, 2006, the following futures contracts were outstanding:

Short Contracts	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2006	Unrealized Appreciation/ (Depreciation)
US Treasury Bond (CBT)	2,889	Sep-06	$310,725,499	$312,824,531	$(2,099,032)

At July 31, 2006, the following swap agreement was outstanding:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	9/21/2009	$150,000,000	4.34%	1 Month LIBOR	$4,029,734

For each swap noted, the Fund pays a fixed rate and receives a floating rate.

Country Breakdown*	% of Total Investments
United States	84.5%
Canada	5.7%
United Kingdom	4.5%
Channel Islands	2.7%
Bermuda	1.9%
Cayman Islands	0.5%
Spain	0.1%
Marshall Island	0.1%
Puerto Rico**	0.0%

*	Subject to change daily.

**	Amount is less than 0.1%.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreman/Claymore Dividend & Income Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer
Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer
Date:	September 22, 2006

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer
Date:	September 22, 2006